DERIVATIVE INSTRUMENTS (Schedule of Notional Amounts of Outstanding Derivative Contracts) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Derivative [Line Items]
Total derivatives	$ 37,281	$ 58,153
Derivatives designated as hedging instruments [Member] | Currency forward contracts [Member]
Derivative [Line Items]
Total derivatives	22,510	29,621
Derivatives not designated as hedging instruments [Member] | Currency forward and option contracts [Member]
Derivative [Line Items]
Total derivatives	$ 14,771	$ 28,532